Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 14,976,692	$ 14,406,110
Less: accumulated depreciation	(9,098,585)	(8,416,974)
Property, plant and equipment, net	5,878,107	5,989,136
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,095,213	2,988,217
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,180,967	9,776,164
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,051,261	1,014,921
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 649,251	$ 626,808